............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001
           Check here if Amendment [ ]; Amendment Number:_____________


                        This Amendment (Check only one.):
                           [_]  is a restatement.
                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Sonnino
Title:            Principal
Phone:            (212) 209-2000

Signature, Place, and Date of Signing:

/S/ MARK SONNINO
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         35

Form 13F Information Table Value Total:

         $ 404,883 (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY
                  WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

          NONE


                                                  Satellite Asset Management, L.P.
                                                     Form 13F Information Table
                                                           March 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title     CUSIP    Value (x   Shrs or prn  SH/ Put/Call Investment         Other        Voting Authority
--------------       -----     -----    ---------  ------------ --- -------- -----------        -----     ----------------------
                    of Class             $1000)        amt      PRN          Discretion        Managers   Sole     Shared   None
                    --------                           ---      ---          ----------        --------   ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM        COM     001957109  14,595      685,190     SH           SOLE                         685,190
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP        COM     15677T106  18,500    1,000,000     SH           SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC        COM     172967101  33,228      738,720     SH           SOLE                          738,720
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC     COM     200693109     593       63,552     SH           SOLE                           63,552
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CORIXA CORP          COM     21887F100     483       60,320     SH           SOLE                           60,320
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DALLAS SEMICON-
DUCTOR CORP          COM     235204104  64,531    2,481,000     SH           SOLE                        2,481,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELHAIZE AMER INC    CL A    246688105    1201       58,740     SH           SOLE                           58,740
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP    COM     25179M103     995       17,104     SH           SOLE                           17,104
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP         COM     28336L109  38,005      582,011     SH           SOLE                          582,011
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC             ADR     284131208   3,064       58,647     SH           SOLE                           58,647
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROP-
ERTIES TRUST         COM     294741103   4,253      151,910     SH           SOLE                          151,910
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FLEET BOSTON FINAN-
CIAL CORP            COM     339030108     924       24,469     SH           SOLE                           24,469
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE
INC                  COM     36866W106   1,991       69,240     SH           SOLE                           69,240
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV
INC                  COM     37247A102     436       22,855     SH           SOLE                           22,855
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title     CUSIP    Value (x   Shrs or prn  SH/ Put/Call Investment         Other        Voting Authority
--------------       -----     -----    ---------  ------------ --- -------- -----------        -----     ----------------------
                    of Class             $1000)        amt      PRN          Discretion        Managers   Sole     Shared   None
                    --------                           ---      ---          ----------        --------   ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENUITY INC          CL A    37248E103     755      350,100     SH           SOLE                          350,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD  COM     G3921A100     980       72,668     SH           SOLE                           72,668
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HEARTPORT INC        SB NT CV
                     7.25%04 421969AC0   9,500   10,000,000     SH           SOLE                       10,000,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO        COM     460146103     845       23,432     SH           SOLE                           23,432
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN CHASE &
CO                   COM     46625H100  17,193      382,913     SH           SOLE                          382,913
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LITTON INDS INC      COM     538021106  17,271      215,000     SH           SOLE                          215,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MACKENZIE FINANCIAL
CORP                 COM     554531103   5,475      300,000     SH           SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OLD KENT FINL CORP   COM     679833103  22,245      585,400     SH           SOLE                          585,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
P G & E CORPORATION  COM     69331C108   3,701      299,400     SH           SOLE                          299,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM     717081103  18,240      445,417     SH           SOLE                          445,417
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORPORA-
TION                 COM     71713U102  23,434      465,241     SH           SOLE                          465,241
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUORUM HEALTH GROUP
INC                  COM     749084109     304       20,000     SH           SOLE                           20,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUN INTL
                     COM     749121109  21,386      610,165     SH           SOLE                          610,165
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title     CUSIP    Value (x   Shrs or prn  SH/ Put/Call Investment         Other        Voting Authority
--------------       -----     -----    ---------  ------------ --- -------- -----------        -----     ----------------------
                    of Class             $1000)        amt      PRN          Discretion        Managers   Sole     Shared   None
                    --------                           ---      ---          ----------        --------   ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO          LLA     755111309  17,216      589,600     SH           SOLE                          589,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD   LLA     811371707     888       48,600     SH           SOLE                           48,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO
FOREX INC            ORD     G90078109   1,661       38,320     SH           SOLE                           38,320
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL
LTD NEW              COM     902124106   5,128      118,630     SH           SOLE                          118,630
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UBS AG               ORD     H8920G155   5,689       39,510     SH           SOLE                           39,510
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE
CORP                 COM     923436109   7,726      167,088     SH           SOLE                          167,088
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC           CL B    925524308  36,845      837,957     SH           SOLE                          837,957
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO COMPANY  COM     949746101   5,602      113,240     SH           SOLE                          113,240
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  35 DATA RECORDS              404,883      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED